Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	The estimated useful lives are as follows:

Estimated useful life
Equipment	3 years
Capitalized software	3 years
Leasehold improvements	Shorter of estimated useful life or lease term
Property and equipment, net, consists of the following (in thousands):

	As of December 31,
	2022	2021
Equipment	$200	$136
Capitalized software	460	460
Total property and equipment	660	596
Less: accumulated depreciation and amortization	572	506
Property and equipment, net	$88	$90